Trade payables and accrued liabilities (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Trade payables and accrued liabilities
Trade payables	$ 693,502	$ 635,622
Due to related parties (Note 17)	275,512	83,331
Accrued liabilities	1,159,212	543,908
Trade payables and accrued liabilities	$ 2,128,226	$ 1,262,861